Simplify Bond Bull ETF

RFIX

Supplement dated April 15, 2025 to the Prospectus dated February 20, 2025

Effective immediately, the following sections of the Simplify Bond Bull ETF’s (the “Fund”) Prospectus and SAI have been amended or restated as shown below.

The second paragraph of the section entitled “Principal Investment Strategies” on page 1 of the Prospectus is replaced in its entirety with the following:

The Adviser expects to allocate assets among derivatives and debt instruments, depending upon market conditions. The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt securities and instruments that provide investment exposure to such debt securities, including derivatives such as swaptions, options and futures. Debt securities include U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds.

The fourth paragraph of the same section, which begins with “The Adviser seeks to achieve the interest rate hedging aspect…”, on page 2 of the Prospectus is amended to add the following as a new second sentence:

Consequently, the Fund’s portfolio will be highly sensitive to changes in interest rates.

“Swaptions Risk” in the section entitled “Principal Investment Risks” on page 2 of the Prospectus is amended to add the following as the last sentence:

These swaptions are highly sensitive to changes in interest rates.

“Active Management Risk” in the section entitled “Principal Investment Risks” on page 2 of the Prospectus is amended to add the following as the last sentence:

The Adviser’s strategy is highly sensitive to changes in interest rates.

“Option Risk” in the section entitled “Principal Investment Risks” on page 5 of the Prospectus is amended to add the following as the last sentence:

The type of options the Fund may use are highly sensitive to changes in interest rates.

The second paragraph of the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 6 of the Prospectus is replaced in its entirety with the following:

The Adviser expects to allocate assets among derivatives and debt instruments, depending upon market conditions. The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt securities and instruments that provide investment exposure to such debt securities, including derivatives such as swaptions, options and futures. Debt securities include U.S. Treasury securities, U.S. Treasury Inflation-Protected Securities (“TIPS”), exchange traded funds that primarily invest in U.S. Treasuries, TIPS, and investment grade bonds.

The fourth paragraph of the same section, which begins with “The Adviser seeks to achieve the interest rate hedging aspect…”, on page 6 of the Prospectus is amended to add the following as a new second sentence:

Consequently, the Fund’s portfolio will be highly sensitive to changes in interest rates.

“Active Management Risk” in the section entitled “Principal Investment Risks” on page 7 of the Prospectus is amended to add the following as the last sentence:

The Adviser’s strategy is highly sensitive to changes in interest rates.

“Options Risk” is the section entitled “Principal Investment Risks” on page 10 of the Prospectus is amended to add the following as the last sentence:

The type of options the Fund may use are highly sensitive to changes in interest rates.

“Swaption Risk” of the section entitled “Principal Investment Risks” on page 10 of the Prospectus is amended to add the following as the last sentence:

These swaptions are highly sensitive to changes in interest rates.

This Supplement dated April 15, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.